Expense Example {- Investor Freedom Income® Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom Income® Portfolio - VIP Investor Freedom Income Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480